OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements	$ 1,760	$ 1,870
Warranty and campaign programs	915	925	$ 959	$ 932
Marketing and sales incentive programs	1,247	1,329
Tax payables	653	685
Accrued expenses and deferred income	633	609
Accrued employee benefits	601	680
Lease liabilities	453
Legal reserves and other provisions	364	368
Contract reserve	261	262
Contract liabilities	1,290	1,368
Restructuring reserve	68	71
Other	792	791
Total	9,037	8,958
Future rents related to buy-back agreements	$ 706	$ 773